Segment and Geographical Area Information	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment and Geographical Area Information
17.	Segment and Geographical Area Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment.
Geographical Area Information
The table below summarizes the Company’s long-lived assets, which are comprised of property, equipment and operating lease right-of-use
assets, net of accumulated depreciation, by geographical area:

	September 30, 2022	December 31, 2021
United States	$22,489	$10,566
Europe	1,596	165

Total	$24,085	$10,731

See Note 5 - Revenue for the Company’s revenues disaggregated by geography.

18. Segment and Geographical Area Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment.
Geographical Area Information
The table below summarizes the Company’s long-lived assets, which are comprised of property and equipment, net of accumulated depreciation, by geographical area:

Year ended December 31,	2021	2020
United States	$10,566	$11,353
Europe	165	1,084

Total	$10,731	$12,437

See Note 5 — Revenue for the Company’s revenues disaggregated by geography.